ADVANCED SERIES TRUST
AST FI Pyramis® Quantitative Portfolio
AST International Growth Portfolio
AST Neuberger Berman Long/Short Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio

Supplement dated December 7, 2015 to the

Currently Effective Summary Prospectuses, Prospectus and Statement of Additional Information

THE PRUDENTIAL SERIES FUND
SP International Growth Portfolio

Supplement dated December 7, 2015 to the

Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with your currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (collectively, the AST Prospectus and SAI), The Prudential Series Fund (PSF) Prospectus and Statement of Additional Information (collectively, the PSF Prospectus and SAI), and the Summary Prospectuses for the AST FI Pyramis® Quantitative Portfolio, AST International Growth Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Neuberger Berman/LSV Mid-Cap Value Portfolio, and SP International Growth Portfolio (the Portfolios), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI or the PSF Prospectus and SAI, as applicable.

I.	Pyramis Global Advisors, LLC Name Change

Pyramis Global Advisors, LLC, subadviser to the AST FI Pyramis® Quantitative Portfolio (the Pyramis® Portfolio), changed its name to FIAM LLC. FIAM LLC and its group of affiliates managed approximately $209.6 billion in assets worldwide as of September 30, 2015. FIAM LLC is an indirectly-held wholly-owned subsidiary of FMR LLC (also known as Fidelity Investments).

Effective immediately, any and all references to Pyramis Global Advisors, LLC in the Pyramis® Portfolio’s Summary Prospectus and the AST Prospectus and SAI shall be deemed deleted and replaced with references to FIAM LLC.

II.	Neuberger Berman Management LLC Name Change

Neuberger Berman Management LLC (NBM LLC) is a subadviser to the AST International Growth Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Neuberger Berman/LSV Mid-Cap Value Portfolio and the SP International Growth Portfolio (collectively, the NB Portfolios). Effective January 1, 2016, NBM LLC’s rights and obligations pertaining to the investment advisory services provided by NBM LLC will be transferred to Neuberger Berman Fixed Income LLC (NBFI), an investment adviser and affiliate of NBM LLC. Further, effective January 1, 2016, NBFI will change its name to Neuberger Berman Investment Advisers LLC (NBIA), and NBIA will replace NBM LLC as subadviser to the NB Portfolios.

Effective as of January 1, 2016, all references to NBM LLC in the NB Portfolios’ Summary Prospectuses, the AST Prospectus and SAI, and the PSF Prospectus and SAI shall be deemed deleted and replaced with references to NBIA.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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